Note 20 - Financial Instruments - Currency Risk (Details) $ in Thousands	1 Months Ended	12 Months Ended	13 Months Ended
	Feb. 28, 2017 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 01, 2017 CAD ($)
Currency risk for USD [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ 3,318	$ 3,132	$ 3,023
Average exchange rate	1.3113	1.2834	1.3134
Closing exchange rate	1.3281	1.29	1.3299
Currency risk for USD [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (376)	$ (3,924)	$ (503)
Currency risk for USD [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	3,691	7,024	3,524
Currency risk for USD [member] | Marketable securities [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures		26
Currency risk for USD [member] | Receivables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	3	6	2
Currency risk for Euro [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (603)	$ (627)	$ (317)
Average exchange rate	1.4434	1.5008	1.4424
Closing exchange rate	1.4066	1.5898	1.4251
Currency risk for Euro [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (603)	$ (627)	$ (317)
Currency risk for Euro [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk for Euro [member] | Marketable securities [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk for Euro [member] | Receivables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk [member]
Statement Line Items [Line Items]
Decrease in net loss		$ 88	$ 139	$ 151